Payables and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
Schedule of Payables and Other Liabilities
Payables and other liabilities related to continuing operations consisted of the following (in thousands):

	December 31, 2022	December 31, 2021
Accrued liabilities	$56,302	$77,307
GNMA reverse mortgage buyout payable	41,768	31,274
Lease liabilities (Note 21 - Leases)	34,391	31,364
Accrued compensation expense	19,333	28,834
Liability for loans eligible for repurchase from GNMA	15,631	7,956
Deferred purchase price liabilities	3,918	34,764
Warrant liability	1,117	5,497
Deferred tax liability, net (Note 28 - Income Taxes)	887	18,413
Derivative liabilities (Note 13 - Derivative and Risk Management Activities)	385	25,049
Total payables and other liabilities	$173,732	$260,458